SCHEDULE OF WARRANT ACTIVITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital Warrants And Options
Outstanding, beginning of the period | shares	1,098,786
Weighted Average Exercise Price, Outstanding, beginning of the period | $ / shares	$ 1.96
Issued | shares	5,895,448	2,347,569
Weighted Average Exercise Price, issued | $ / shares	$ 1.47	$ 1.16
Exercised | shares		(1,236,408)
Weighted Average Exercise Price, Exercised | $ / shares		$ 0.46
Cancelled\expired | shares	(159,836)	(12,375)
Weighted Average Exercise Price, Cancelled / expired | $ / shares	$ 1.97
Outstanding, end of the period | shares	6,834,398	1,098,786
Weighted Average Exercise Price, Outstanding, end of the period | $ / shares	$ 1.53	$ 1.96